Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	May 28, 2021
Cash Flow from Operating Activities:
Net Loss	$ (15,417,516)	$ (1,047,165)	$ (340,707)	$ (466,130)	$ (16,464,681)	$ (806,837)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Amortization of Note Discounts					741,331	414,545
Issuance of Common Stock for Services					69,996	0
Impairment Expense	14,011,720		0		14,011,720	0
Changes in Operating Assets and Liabilities:
Other Receivables					33,389	24,957
Prepaids					0	623
Deposits					(188,982)	3,822
Accounts Payable and Accrued Liabilities					254,977	64,513
Net Cash Used In Operating Activities					(1,542,250)	(298,377)
Cash Flow from Investing Activities:
Purchase of Property and Equipment					(28,192)	0
Cash acquired in Acquisition					131,896	0
Net Cash Provided by Investing Activities					103,704	0
Cash Flow from Financing Activities:
Promissory Note from MAAB					267,314	145,494
8% Senior Secured Convertible Promissory Note, Issued March 5, 2021, net of Issuance Costs of $25,000					1,225,000	0
Elimination of Note Receivable					(375,000)	0
Puts of Common Stock Under the Equity Purchase Agreement					314,416	87,786
Deposit for Common Stock					56,250	0
Net Cash Provided By Financing Activities					1,487,980	233,280
Effect of Foreign Currency Translation (Loss) Gain					(49,176)	74,880
Net Increase in Cash					258	9,783
Cash at the Beginning of the Period		$ 38,517		$ 1,159	38,517	1,159	$ 1,159
Cash at the End of the Period	38,775		10,942		38,775	10,942	$ 38,517
Cash Paid During the Period for:
Interest					0	11,155
Supplemental Disclosures of Non-Cash Information:
Conversions of 8% Senior Secured Convertible Promissory Notes into Common Stock					809,857	273,661
Common Stock Issued for Accrued Interest					195,870	0
Discounts Issued with 8% Senior Secured Convertible Promissory Notes, Issued March 5, 2021					1,174,799	0
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note, Issued March 5, 2021					741,331	0
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note, Issued December 2, 2019					0	124,453
Receivable Related to Puts of Common Stock Under the Equity Purchase Agreement					0	20,290
Increase in Note and Additional Discount on 8% Senior Secured Convertible Promissory Note due to the Forbearance Agreement on June 30, 2020					0	25,472
Horizon Aircraft Inc. [Member]
Assets Acquired and Liabilities Assumed in Connection with Horizon Aircraft, Inc. Acquisition:
Cash	131,896		0		131,896	0		$ 131,896
Other Receivables	19,786		0		19,786	0		19,786
Prepaid Expenses	20,967		0		20,967	0		20,967
Property and Equipment	33,292		0		33,292	0		33,292
In-Process Research and Development	2,169,000		0		2,169,000	0		2,169,000
Noncompete Agreements	433,800		0		433,800	0		433,800
Goodwill	14,011,720		0		14,011,720	0		14,011,720
Liabilities:
Promissory Note Payable	375,000		0		375,000	0		375,000
CEBA Loan Payable	49,677		0		49,677	0		49,677
Accounts Payable and Accrued Liabilities	168,031		0		168,031	0		168,031
Fair Value of Common Stock Issued	$ 16,227,753		$ 0		$ 16,227,753	$ 0		$ 16,227,753